SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of allowance on financial guarantee) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Allowance on financial guarantee at the beginning of year	$ 673,147	$ 3,079,684	$ 1,261,868
Reversal of general allowance	(258,439)	(126,211)	(355,313)
Specific allowance (reversal)	2,240,512	(3,082,616)	3,263,312
Write-down against allowance	0	0	(932,375)
Reversal - recoveries by cash	0	880,747	0
Effect of foreign currency translation	(17,984)	(78,457)	(157,808)
Allowance on financial guarantee at the end of year	$ 2,637,236	$ 673,147	$ 3,079,684